Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill and intangible assets
The following table shows the change in goodwill, intangible assets with an indefinite life, and intangible assets with a finite life during the years ended December 31, 2019 and 2018:

(Millions)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a finite life	Total
Net balance at December 31, 2017	$401.0	$27.0	$189.3	$617.3
Additions(1)	—	3.1	—	3.1
Foreign currency translation(2)	(0.4)	—	—	(0.4)
Impairments(2)	—	(8.0)	—	(8.0)
Amortization(2)	—	—	(15.8)	(15.8)
Net balance at December 31, 2018	400.6	22.1	173.5	596.2
Additions	—	—	—	—
Foreign currency translation(2)	0.2	—	—	0.2
Impairments(2)	—	—	—	—
Amortization(2)	—	—	(15.8)	(15.8)
Net balance at December 31, 2019	$400.8	$22.1	$157.7	$580.6
(1)Additions in 2018 relate to insurance licenses allocated to the Runoff & Other segment.
(2)Foreign currency translation, impairments, and amortization in 2019 and 2018 relate to Armada and IMG and are allocated to the Global A&H segment.

Schedule of components of goodwill and intangible assets
The following tables presents the components of goodwill and intangible assets as of December 31, 2019 and 2018:

	2019
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(3.5)	$—	$—	$13.5
Distribution relationships – finite life(1)	151.0	(25.5)	—	—	125.5
Goodwill – indefinite life(1)	400.7	—	—	0.1	400.8
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(6.9)	—	—	8.6
Trade names – finite life(1)	16.0	(5.9)	—	—	10.1
Trade names – indefinite life(1)	14.0	—	—	—	14.0
Net balance at December 31, 2019	$622.3	$(41.8)	$—	$0.1	$580.6
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.

	2018
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(2.2)	$—	$—	$14.8
Distribution relationships – finite life(1)	151.0	(15.8)	—	—	135.2
Goodwill – indefinite life(1)	400.7	—	—	(0.1)	400.6
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(4.3)	—	—	11.2
Trade names – finite life(1)	16.0	(3.7)	—	—	12.3
Trade names – indefinite life(1)	27.0	—	(13.0)	—	14.0
Net balance at December 31, 2018	$635.3	$(26.0)	$(13.0)	$(0.1)	$596.2
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.

Schedule of remaining amortization expense
The estimated remaining amortization expense for Sirius Group's intangible assets with finite lives is as follows:

(Millions)
2020	$15.8
2021	15.8
2022	14.6
2023	13.8
2024	13.2
2025 and thereafter	84.5
Total remaining amortization expense	$157.7